Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 239,443	$ 123,163		$ 249,837
Accounts receivable (including $116,995 and $43,477 from related parties as of September 30, 2022 and December 31, 2021, respectively)	3,650,531	2,662,168		2,468,038
Inventories	147,097	81,073		144,565
Prepayments and other current assets (including $1,957,201 and $1,813,904 to related parties as of September 30, 2022 and December 31, 2021, respectively)	2,507,504	2,176,713		383,808
Due from related party		26,364		984,806
Total current assets	6,544,575	5,069,481		4,231,054
Non-current assets
Deposits paid (including $1,607,955 and $1,596,075 to related parties as of September 30, 2022 and December 31, 2021, respectively)	2,316,264	2,306,160		671,921
Property and equipment, net	110,019	140,394		47,815
Operating lease right-of-use assets	317,612	385,896		153,251
Operating lease right-of-use assets, related parties	76,639	98,626		160,013
Intangible assets, net	1,475,000	2,281,790		3,028,490
Goodwill	1,255,931	1,406,289		1,368,915
Total Assets	12,096,040	11,688,636		9,661,459
Current liabilities
Operating lease obligations – current	110,896	133,586		67,915
Operating lease obligations, related parties - current	24,851	22,666		160,238
Accounts payable (including $3,629 and $17,789 to related parties as of September 30, 2022 and December 31, 2021, respectively)	155,039	239,492		251,541
Accrued liabilities	131,363	128,343		277,531
Bank and other borrowings - current	413,207	101,207
Income tax payable	111,142	25,726		321,670
Customer advances	176,213	382,518		580,151
Due to related parties	596,006	683,981		337,400
Total current liabilities	1,718,717	1,717,519		1,996,446
Non-current liabilities
Operating lease obligations – non-current	202,180	240,611		85,764
Operating lease obligations, related parties – non-current	57,238	77,934		93,332
Bank and other borrowings	89,424	188,218		254,266
Total Liabilities	2,067,559	2,224,282		2,429,808
Stockholders’ Equity
Common stock (150,000,000 shares authorized, 15,655,038 shares issued and outstanding as of September 30, 2022 and December 31, 2021)	15,655	15,655	[1]	15,655	[1]
Additional paid-in capital	11,061,233	11,061,233	[1]	11,061,233	[1]
Accumulated deficit and statutory reserves	(809,468)	(2,561,681)		(4,341,417)
Accumulated other comprehensive income (loss)	(679,256)	544,305		300,265
Total Fortune Valley Treasures, Inc. stockholders’ equity	9,588,164	9,059,512		7,035,736
Noncontrolling interests	440,317	404,842		195,915
Total Stockholders’ Equity	10,028,481	9,464,354		7,231,651	[2]
Total Liabilities and Stockholders’ Equity	$ 12,096,040	$ 11,688,636		$ 9,661,459

[1]	Given effect of the Reverse Stock Split, See Note 12
[2]	Given effect of the Reverse Stock Split, see Note 9